Restructuring Related Activities 2007 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended	48 Months Ended	12 Months Ended	63 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2012 2007 Restructuring Plan [Member]	Dec. 31, 2012 2007 Restructuring Plan [Member]
Restructuring and Related Cost [Line Items]
Restructuring and Related Cost, Cost Incurred to Date		$ 476
Cash payments associated with restructuring initiatives	$ 149	$ 375	$ 5	$ 375